Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2013 TWD ($)	Jan. 31, 2018 TWD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit	$ 20,000		$ 97,000				$ 675
Committed to purchase property, plant and equipment	7,019,377		6,630,957				$ 236,821
Prepayment of property, plant and equipment	294,194	$ 9,926	668,509
Construction contract related to real estate business	$ 1,548,806	$ 52,254	$ 1,574,822
Subsequent Event [Member]
Disclosure of contingent liabilities [line items]
Contribution to be made for environmental protection					$ 100,000	$ 3,374
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection				30 years
Contribution to be made for environmental protection				$ 3,000,000